CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2021	2020
Cash and cash equivalents	$1,652,890	$1,755,351
Current portion of restricted cash	285	13
Non-current portion of restricted cash	140	406

Total cash, cash equivalents and restricted cash	$1,653,315	$1,755,770